Discontinued Operations - Reconciliation of Discontinued Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net revenue		$ 256,026
Costs and expenses:
Cost of goods sold		158,554
Research and development		13,326
Selling, general and administrative		71,557
Total costs and expenses		243,437
Income from operations		12,589
Interest expense		(29,463)
Other income (expense), net		744
Net income (loss) from discontinued operations before income taxes		(16,130)
Net income (loss) from discontinued operations, net of tax	$ 243,901	$ (16,130)
Discontinued Operations Disposed of by Sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net revenue	240,571
Costs and expenses:
Cost of goods sold	108,826
Research and development	1,503
Selling, general and administrative	42,256
Total costs and expenses	152,585
Income from operations	87,986
Interest expense	(16,424)
Other income (expense), net	(4,250)
Gain (loss) on Sale Transactions, net	176,589
Net income (loss) from discontinued operations before income taxes	243,901
Net income (loss) from discontinued operations, net of tax	$ 243,901